UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22819

                               ETFis Series Trust I
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor
                               New York, NY 10036
(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

                               Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: July 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ETFis Series Trust l VIRTUS REAVES UTILITIES ETF (FORMERLY KNOWN AS: REAVES UTILITIES ETF) Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect at any time to receive not only shareholder reports but also other communications such as prospectuses from the Fund electronically, or you alternatively may elect to receive all future shareholder reports in paper free of charge. Please contact your financial intermediary to make your request and to determine whether an election made with the financial intermediary will apply to all funds in which you own shares through that intermediary. ANNUAL REPORT July 31, 2019

Shareholder Letter (unaudited)

July 31, 2019

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the ETFis Series Trust I (the “Trust”) for the fiscal period ended July 31, 2019.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the Virtus Reaves Utilities ETF (UTES), an actively-managed equity fund that invests in the utility sector. The fund is subadvised by Reaves Asset Management, an independent asset management company that specializes in the utility and energy infrastructure sectors.

Thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the fund and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President
ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Management’s Discussion of Fund Performance (unaudited)

July 31, 2019

Virtus Reaves Utilities ETF

Virtus Reaves Utilities ETF (the “Fund”) generated a total return of 17.47% in the fiscal year ended July 31, 2019, outperforming its benchmark, which returned 16.53%. The Federal Reserve increased the federal funds rate on two occasions during the 12-month period, but the yield on the 10-year U.S. Treasury note declined from 2.96% to 2.02% during the same period in reaction to concerns over slowing economic growth and a rise to more than $15 trillion of negative yielding securities issued by foreign governments.

Lower interest rates, however, were only one driver of the strong performance by utility stocks during the reporting period. We believe the sector’s operating fundamentals continue to improve and we have confidence in the ability of companies in the portfolio to sustain multi-year increases in earnings and dividend payments.

We continue to favor companies with supportive regulatory environments, sustained capital spending opportunities in grid modernization and renewable energy, and management teams with a track record of execution in both operations and capital allocation.

The Fund’s outperformance relative to its benchmark for the reporting period can also be attributed to stock selection. For example, the Fund did not have any exposure during the fiscal year to Pacific Gas & Electric (PG&E), the California utility company that declared bankruptcy in January 2019 due to potential liabilities of more than $30 billion related to the wildfires in its region. PG&E’s stock fell by 58% during the reporting period.

The Fund’s largest holding, NextEra Energy, enjoyed another stellar year, generating a total return of about 26.6% during the reporting period. Despite its size, we believe NextEra Energy continues to have some of the best growth opportunities in the industry because of a constructive regulatory environment and the leading renewable power development business in North America. Other positions which contributed to Fund performance during the reporting period were Eversource Energy, WEC Energy Group, and American Water Works Co. Detractors from Fund performance during the reporting period were Vistra Energy Corp and Clearway Energy (no longer held at period-end).

The preceding information is the opinion of the investment adviser and sub-adviser. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Statements of fact are from sources considered reliable, but the investment adviser and sub-adviser make no representation or warranty as to their completeness or accuracy. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance as of 7/31/2019

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	S&P 500® Utilities Index(1)
1 Year	17.47%	17.55%	16.53%
Since Inception(2)	14.83%	14.84%	13.30%

(1)	The S&P 500® Utilities Index is a free-float market capitalization-weighted index comprised of companies included in the S&P 500® utilities sector. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
(2)	September 23, 2015.

Management’s Discussion of Fund Performance (unaudited) (continued)

July 31, 2019

Performance data quoted represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most current month-end performance data please visit www.virtusetfs.com or call toll free (800) 243-4361. Market price returns are based on the mid-point of the highest bid and lowest offer for Fund shares as of the scheduled close of regular trading on the New York Stock Exchange Arca (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading, and do not represent the returns an investor would receive if shares were traded at other times.

Exchange Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer- specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Market Price/NAV: Shares of ETFs often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market price that is above or below the Fund’s NAV.

Utility Sector Concentration: The Fund’s investments are concentrated in the securities of issuers engaged primarily in utilities-related industries (i.e., Utility Sector Companies). This may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting utilities and Utility Sector Companies. A downturn in utilities related industries would have a larger impact on the Fund than on an investment company that does not concentrate solely in utilities related industries. As concentration in the securities of Utility Sector Companies increases, so does the potential for fluctuation in the NAV of the Fund’s Shares.

Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.

No Guarantee: There is no guarantee that the Fund will meet its objective.

Prospectus: For additional information on risks, please see the Fund’s prospectus. The Fund may not be suitable for all investors.

Value of a $10,000 Investment Since Inception at Net Asset Value

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund, assuming reinvestment of distributions. Past performance does not guarantee future results.

Shareholder Expense Examples (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the Virtus Reaves Utilities ETF (the “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of the Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (February 1, 2019 to July 31, 2019).

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/01/19	Ending Account Value 7/31/19	Annualized Expense Ratios*	Expenses Paid During the Period(2)
Virtus Reaves Utilities ETF
Actual	$1,000.00	$1,115.10	0.61%	$3.20
Hypothetical(1)	$1,000.00	$1,021.77	0.61%	$3.06

*	The annualized ratio reflects the Fund’s prior management fee of 0.95% prior to April 1, 2019 and current management fee of 0.49% effective April 1, 2019.
(1)	Assuming 5% return before expenses.
(2)	Expenses are calculated using the Fund’s annualized ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Schedule of Investments — Virtus Reaves Utilities ETF

July 31, 2019

Security Description	Shares	Value
Common Stocks — 99.4%
Utilities — 99.4%
American Water Works Co., Inc.	6,757	$ 775,568
Atmos Energy Corp.	5,892	642,464
Chesapeake Utilities Corp.	3,900	364,494
CMS Energy Corp.	19,209	1,118,348
Consolidated Edison, Inc.	9,600	815,616
Dominion Energy, Inc.	4,164	309,344
DTE Energy Co.	15,160	1,926,988
Duke Energy Corp.	2,666	231,195
Edison International	13,200	983,928
Eversource Energy	8,131	616,818
Exelon Corp.	9,600	432,576
FirstEnergy Corp.	5,026	220,993
Fortis, Inc. (Canada)	20,172	795,180
NextEra Energy Partners LP	21,823	1,061,471
NextEra Energy, Inc.	18,504	3,833,474
NiSource, Inc.	38,694	1,148,825
NRG Energy, Inc.	15,688	535,588
Pinnacle West Capital Corp.	4,896	446,613
PPL Corp.	13,348	395,501
Public Service Enterprise Group, Inc.	23,231	1,327,652
Sempra Energy	10,603	1,435,964
South Jersey Industries, Inc.	16,319	555,662
Southwest Gas Holdings, Inc.	13,080	1,162,943
Vistra Energy Corp.	22,498	482,807
WEC Energy Group, Inc.	6,738	575,829
Xcel Energy, Inc.	13,569	808,848
TOTAL INVESTMENTS — 99.4%
(Cost $19,086,542)		23,004,689
Other Assets in Excess of Liabilities — 0.6%		148,720
Net Assets — 100.0%		$ 23,153,409

Portfolio Composition

July 31, 2019
Asset Allocation as of 07/31/2019 (based on net assets)

Utilities	99.4%
Other Assets in Excess of Liabilities	0.6%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$23,004,689	$—	$—	$23,004,689
Total	$23,004,689	$—	$—	$23,004,689

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

July 31, 2019

Virtus Reaves Utilities ETF
Assets:
Investments, at cost	$19,086,542
Investments, at value	23,004,689
Cash	146,457
Receivables:
Dividends and interest	12,027
Total Assets	23,163,173
Liabilities:
Payables:
Sub-Advisory fees	9,764
Total Liabilities	9,764
Net Assets	$23,153,409
Net Assets Consist of:
Paid-in capital	$19,267,400
Total distributable earnings (accumulated deficit)	3,886,009
Net Assets	$23,153,409
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	600,004
Net asset value per share	$38.59

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended July 31, 2019

Virtus Reaves Utilities ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$438,226
Interest income	1,703
Total Investment Income	439,929
Expenses:
Sub-Advisory fees	119,601
Tax expense	114
Total Expenses	119,715
Net Investment Income	320,214
Net Realized Gain on:
Investments	123,924
Total Net Realized Gain	123,924
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	2,017,617
Total Change in Net Unrealized Appreciation	2,017,617
Net Realized and Change in Unrealized Gain	2,141,541
Net Increase in Net Assets Resulting from Operations	$2,461,755
Foreign withholding taxes	$2,846

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Virtus Reaves Utilities ETF
	For the Year Ended July 31, 2019	For the Year Ended July 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$320,214	$276,017
Net realized gain on investments	123,924	229,181
Net change in unrealized appreciation (depreciation) on investments	2,017,617	(79,036)
Net increase in net assets resulting from operations	2,461,755	426,162
Distributions to Shareholders	(336,003)	(378,848	)(1)

Shareholder Transactions:
Proceeds from shares sold	7,612,327	—
Cost of shares redeemed	—	(1,699,981)
Net increase (decrease) in net assets resulting from shareholder transactions	7,612,327	(1,699,981)
Increase (decrease) in net assets	9,738,079	(1,652,667)
Net Assets:
Beginning of year	13,415,330	15,067,997
End of year	$23,153,409	$13,415,330	(1)
Changes in Shares Outstanding:
Shares outstanding, beginning of year	400,004	450,004
Shares sold	200,000	—
Shares redeemed	—	(50,000)
Shares outstanding, end of year	600,004	400,004

(1)	See Note 2(g).

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Virtus Reaves Utilities ETF
	For the Year Ended July 31, 2019		For the Year Ended July 31, 2018	For the Year Ended July 31, 2017		For the Period September 23, 2015(1) Through July 31, 2016

Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$33.54		$33.48	$32.30		$25.00
Investment operations:
Net investment income(2)	0.74		0.66	0.69		0.47
Net realized and unrealized gain	5.06		0.32	1.63		7.19
Total from investment operations	5.80		0.98	2.32		7.66

Less Distributions from:
Net investment income	(0.75)		(0.72)	(0.70)		(0.36)
Net realized gains	—		(0.20)	(0.44)		—
Total distributions	(0.75)		(0.92)	(1.14)		(0.36)
Net Asset Value, End of period	$38.59		$33.54	$33.48		$32.30
Net Asset Value Total Return(3)	17.47%		3.05%	7.59%		30.85%
Net assets, end of period (000’s omitted)	$23,153		$13,415	$15,068		$12,918

RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.76	%(4)	0.95%	0.95	%(4)	0.95	%(4)(5)
Net investment income	2.04%		2.02%	2.23%		1.89	%(5)
Portfolio turnover rate(6)	28%		29%	33%		46	%(7)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.
(5)	Annualized.
(6)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2019

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Virtus Reaves Utilities ETF (formerly known as: Reaves Utilities ETF) (the “Fund”), a separate investment portfolio of the Trust, is reported in this annual report. The offering of shares of the Fund is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund commenced operations on September 23, 2015.

Effective April 1, 2019, Fund changed its name from Reaves Utilities ETF to Virtus Reaves Utilities ETF.

The Fund is a “non-diversified” Fund, as defined under the 1940 Act.

The Fund’s investment objective is to seek to provide total return through a combination of capital appreciation and income. There is no guarantee that the Fund will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy.

Notes to Financial Statements (continued)

July 31, 2019

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2019, is disclosed at the end of the Fund’s Schedule of Investments.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. The Fund amortizes premiums and accretes discounts using the effective interest method.

(f) Expenses

The Fund pays all of its expenses not assumed by W. H. Reaves & Co., Inc. doing business as Reaves Asset Management (the “Sub-Adviser”). General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

(g) Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

Effective with the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes were not permitted retrospectively, therefore prior period amounts are presented below. For the year ended July 31, 2018, distributions to shareholders were as follows:

Distributions from net investment income:

Virtus Reaves Utilities ETF	$(297,175)

Distributions from net realized gains:

Virtus Reaves Utilities ETF	$(81,673)

For the year ended July 31, 2018, undistributed net investment income/(distributions in excess of net investment income) included in net assets were as follows:

Virtus Reaves Utilities ETF	$2,289

(h) Cash

Cash includes amounts invested in the BNY Mellon Cash Reserve.

Notes to Financial Statements (continued)

July 31, 2019

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Virtus ETF Advisers LLC (the “Adviser”), a wholly-owned subsidiary of ETFis Holdings LLC, on behalf of the Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000, paid by the Sub-Adviser pursuant to the Sub-Adviser’s unified fee arrangement with the Fund, as described below.

The Advisory Agreement may be terminated by the Trust on behalf of the Fund with the approval of the Fund’s Board or by a vote of the majority of the Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Sub-Adviser is entitled to receive a fee from the Fund, payable monthly, at an annual rate of 0.49% of the Fund’s average daily net assets. Effective April 1, 2019, the Sub-Adviser contractually agreed to reduce its management fee to the annual rate of 0.49% of the Fund’s average daily net assets. Prior to April 1, 2019, the Sub-Adviser received monthly compensation from the Fund at the annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund (including the management fee paid to the Adviser), except for the following expenses, each of which is paid by the Fund: the Sub-Adviser’s fee, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation and arbitration expenses, fees for professional services stemming from litigation or arbitration, payments under any 12b-1 plan adopted by the Fund, and other extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly-owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Affiliated Shareholders

At July 31, 2019, the Sub-Adviser held 11,835 shares of the Fund, which represent 2.0% of shares outstanding. These shares may be sold at any time.

Notes to Financial Statements (continued)

July 31, 2019

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions. Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2016, 2017 and 2018), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the year ended July 31, 2019, the Fund had no accrued penalties or interest.

As of July 31, 2019, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$19,090,122	$4,084,499	$(169,932)	$3,914,567

At July 31, 2019, the components of accumulated earnings/loss on a tax-basis were as follows:

Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Loss)
$ —	$(28,558)	$3,914,567	$3,886,009

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (″Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal year ended July 31, 2019, the Fund did not incur and or elect to defer Post-October Losses and Late Year Ordinary Losses.

The tax character of distributions paid during the years ended July 31, 2019 and July 31, 2018 were as follows:

2019		2018
Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains
$336,003	$ —	$297,181	$81,667

Notes to Financial Statements (continued)

July 31, 2019

At July 31, 2019, for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

Short-Term No Expiration	Long-Term No Expiration	Total
$28,558	$—	$28,558

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. Reclassifications are primarily due to tax treatment of redemptions in kind. At July 31, 2019, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Distributable Earnings (Accumulated Deficit)	Paid-in Capital
$13,500	$(13,500)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the year ended July 31, 2019 were as follows:

Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
$4,994,140	$4,384,826	$7,412,018	$—

7. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

8. ASSET CONCENTRATION RISK

The Fund may invest a high percentage of its assets in the securities of issuers engaged primarily in utilities-related industries. Fluctuations in these industries of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such industries.

9. 10% SHAREHOLDERS

As of July 31, 2019, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Accounts
61%	3

10. RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

Notes to Financial Statements (continued)

July 31, 2019

In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statement of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statement of Changes in Net Assets. The compliance date for the amendments to Regulation S-X is for filings made with the SEC after November 5, 2018. The adoption has not had an effect on the Fund’s net assets or results of operations.

11. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETFis Series Trust I and Shareholders of Virtus Reaves Utilities ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Virtus Reaves Utilities ETF (one of the funds constituting ETFis Series Trust I, hereafter referred to as the “Fund”) as of July 31, 2019, the related statement of operations for the year ended July 31, 2019, the statement of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the financial highlights for the years ended July 31, 2019 and July 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period ended July 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended July 31, 2017 and the financial highlights for each of the periods ended on or prior to July 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated September 29, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, PA
September 19, 2019

We have served as the auditor of one or more investment companies in Virtus ETF Solutions since 2017.

Approval of Advisory Agreements & Board Considerations (unaudited)

February 12, 2019 and March 1, 2019 Approvals with Respect to Virtus Reaves Utilities ETF (the “Fund”)

On February 12, 2019 at an in-person meeting (the “February 12 Meeting”) at which all of the Trustees were present, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for the Fund the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) and an investment sub-advisory agreement among W. H. Reaves & Co., Inc. d/b/a/ Reaves Asset Management (the “Sub-Adviser”), the Adviser and the Trust (the “Sub-Advisory Agreement”). On March 1, 2019, at an in-person meeting (the “March 1 Meeting” and together with the February 12 Meeting, the “Meetings”) at which all of the Independent Trustees were present (one of whom was present by phone), the Board, including the Independent Trustees voting separately, reviewed and unanimously approved an amendment to the Sub-Advisory Agreement (the “Amendment”), which provided for a reduction of the sub-advisory fee and the unified fee for the Fund, from the current fee of 0.95% of the average daily asset value of the Fund to 0.49% of the average daily asset value of the Fund.

At the February 12 Meeting, the Board received and reviewed information provided by the Adviser and the Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from the Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (the “Sub-Adviser Memorandum”). The Board also met in person with representatives of the Adviser to discuss the Fund.

Advisory Agreement

In deciding on whether to approve the continuance of the Advisory Agreement with the Adviser on behalf of the Fund, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the Advisory Agreement, and the services provided by the Adviser to the Fund, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Fund, the Adviser’s coordination of services for the Fund by the Trust’s service providers, and its compliance procedures and practices, particularly with respect to the Trust’s exemptive order permitting the operation of the Fund as an exchange-traded fund. The Board noted that many of the Trust’s executive officers are employees of the Adviser, and serve the Trust without additional compensation from the Fund. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Adviser. The Board evaluated the management experience of the Adviser, in light of the services it has provided to the Fund. In particular, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Fund and coordinating its operation and administration. The Board determined that the Adviser possessed adequate capabilities and experience for the management of the Fund.

The costs of the services provided and profits to be realized by the Adviser from its relationship with the Fund. The Board examined and evaluated the arrangements between the Adviser and the Fund under the Advisory Agreement. The Board considered the fact that the Fund utilizes a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Sub-Adviser’s management fee.

The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and the interests of the Adviser in providing management and oversight services to the Fund. In addition, at the Meetings, the Board compared the management fee and total expense ratio of the Fund to the expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Fund and comparable assets under management (“AUM”). Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser (pursuant to the Sub-Advisory Agreement) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the AUM and operational history of the Fund, together with the fees paid to the Adviser (including any capped fees). The Board considered that the Fund is subject to a unified fee. The Board considered that the Fund has experienced benefits from the unified fee arrangement, and would continue to do so even after the Fund’s assets grow to a level where the Sub-Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

received by the Sub-Adviser under the unified fee. Accordingly, the Board concluded that the Fund’s fee arrangement with the Adviser and Sub-Adviser would provide benefits through the unified fee structure, and that, at the Fund’s current and projected asset levels, the Fund’s arrangement with the Adviser would be appropriate.

Other benefits derived by the Adviser from its relationship with the Fund. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee). The Board noted that ETF Distributors LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter for the Fund, and that Virtus ETF Solutions LLC (the “Administrator”), also an affiliate of the Adviser, serves as the operational administrator for the Fund. The Board noted that the Adviser is responsible for the payment of any fees to the Distributor and the Administrator. The Board considered that the association of the Distributor and the Administrator with the Fund could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the continuance of the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund and as amended by the Amendment, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Adviser. The Board considered the responsibilities the Sub-Adviser has under the Sub-Advisory Agreement and the services provided by the Sub-Adviser including, without limitation, its investment advisory services and compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser Memorandum (which included descriptions of the Sub-Adviser’s business and the Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Adviser are satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser and experience of the Sub-Adviser in carrying out the day-to-day management of the Fund’s portfolio. In particular, the Board received information from the Sub-Adviser regarding the performance of its portfolio managers in implementing the investment strategies for the Fund. The Board discussed the investment objective and strategies for the Fund and the Sub-Adviser’s performance in implementing the strategies. After consideration of these factors, the Board determined that the Sub-Adviser continued to be an appropriate sub-adviser to the Fund.

The costs of the services provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board examined and evaluated the arrangements between the Sub-Adviser and the Adviser under the Sub-Advisory Agreement and as amended by the Amendment. The Board considered the fact that the Fund utilizes a “unified fee” structure in which the Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Sub-Adviser’s management fee. The Board noted that, under such an arrangement, the Sub-Adviser would likely supplement a portion of the cost of operating the Fund for some period of time and considered the benefits that would accrue to the Fund.

The Board considered the Sub-Adviser’s staffing, personnel, and methods of operating; the Sub-Adviser’s compliance policies and procedures; the financial condition of the Sub-Adviser and the level of commitment to the Fund by the Sub-Adviser; the current and projected asset levels of the Fund; the Sub-Adviser’s payment of startup costs for the Fund; and the overall projected expenses of the Fund. The Board also considered potential benefits to the Sub-Adviser in sub-advising the Fund, including promotion of the Sub-Adviser’s name.

In addition, at the Meetings, the Board compared the fees and expenses of the Fund (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Fund and comparable AUM. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Adviser by the Fund are appropriate and representative of arm’s-length negotiations.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

The extent to which economies of scale would be realized as the Fund grows and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered the AUM and operational history of the Fund, together with the fees paid to the Sub-Adviser (including any capped fees). The Board considered that the Fund is subject to a unified fee. The Board considered that the Fund has experienced benefits from the unified fee arrangement, particularly where the Sub-Adviser is paying Fund expenses in excess of the unified fee. The Board considered that the Fund would continue to experience such benefits even after each Fund’s assets grow to a level where the Sub-Adviser is no longer required to reimburse the Fund’s ordinary operating expenses in excess of the amount received by the Sub-Adviser under the unified fee. Accordingly, the Board concluded that, in light of the current AUM for the Fund, it was not necessary to consider economies of scale at this time.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Sub-Advisory Agreement, including the Amendment. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisory Agreement and as amended by the Amendment, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Sub-Advisory Agreement with the Sub-Adviser on behalf of the Fund as amended by the Amendment.

Trustees and Officers of the Trust (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees of the Trust, their addresses, positions with the Trust, years of birth, length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees are set forth below. The SAI includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling the Adviser (toll-free) at (888)-383-4184.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
James Simpson Year of Birth: 1970	Trustee	Since Inception	President (since 2009), ETP Resources, LLC (a financial services consulting company).	14	Trustee (since 2018), Asset Management Fund (5 portfolios); Trustee (since 2015), Virtus ETF Trust II (3 portfolios)
Robert S. Tull Year of Birth: 1952	Trustee	Since Inception	Independent Consultant (since 2013); President (since 2017), ProcureAM, LLC.	14	Trustee (since 2015), Virtus ETF Trust II (3 portfolios); Trustee (since 2018), Procure ETF Trust II
Stephen O’Grady Year of Birth: 1946	Trustee	Since 2014	Lead Market Maker (2011-2012), GFI Group; Partner (2004-2011), Kellogg Capital Markets.	14	Trustee (since 2015), Virtus ETF Trust II (3 portfolios); Trustee (2013-2015), Greenhaven LLC; Trustee (since 2014), Acacia Group LLC; Trustee (since 2014), ETFS Trust (5 portfolios)
Myles J. Edwards Year of Birth: 1961	Trustee	Since 2016	Chief Executive Officer (since 2018), Final Compliance; Chief Compliance Officer (since 2018), Knight Vinke; General Counsel, CCO and COO (2014-2018), Shufro, Rose & Co., LLC; General Counsel and CCO (2011-2014), Constellation Wealth Advisers, LLC.	14	Trustee (since 2015), Virtus ETF Trust II (3 portfolios)
INTERESTED TRUSTEE**
William J. Smalley Year of Birth: 1983	Trustee, President and Chief Executive Officer	Since Inception	President, Virtus ETF Solutions LLC (since 2012); Managing Principal, ETF Distributors LLC (since 2012); Managing Director, Virtus ETF Advisers LLC (since 2012); President and Chief Executive Officer, Virtus ETF Trust II (since 2015); Vice President, Factor Advisors, LLC (2010-2012).	11	None

Trustees and Officers of the Trust (unaudited) (continued)

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
OTHER EXECUTIVE OFFICERS
Kevin J. Carr Year of Birth: 1954	Secretary	Since 2015
Vice President and Senior Counsel (2017 to present); Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi- Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; and Secretary (since 2015), Virtus ETF Trust II.
				N/A	N/A
Brinton W. Frith Year of Birth: 1969	Treasurer and Chief Financial Officer	Since Inception	President (since 2013), Virtus ETF Advisers LLC; Managing Director (since 2013), Virtus ETF Solutions LLC; Treasurer and Chief Financial Officer (since 2015), Virtus ETF Trust II.	N/A	N/A
Nancy J. Engberg Year of Birth: 1956	Chief Compliance Officer	Since 2015
Senior Vice President (since 2017); Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2017) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), Virtus ETF Trust II.
				N/A	N/A

The address for each Trustee and officer is 1540 Broadway, 16th Floor, New York, NY 10036. Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.

*	As of July 31, 2019, the Fund Complex consisted of the Trust, which consisted of eleven portfolios—InfraCap REIT Preferred ETF, Virtus Glovista Emerging Markets ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi- Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, Virtus Reaves Utilities ETF, Virtus WMC Global Factor Opportunities ETF and InfraCap MLP ETF, and Virtus ETF Trust II, which consisted of three portfolios—Virtus Newfleet Dynamic Credit ETF, Virtus Enhanced U.S. Equity ETF and Virtus Seix Senior Loan ETF.
**	William J. Smalley is an “interested person” as defined in the Investment Company Act of 1940, because he is an employee of the Adviser.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (the “SEC”) on Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling toll-free at (888) 383-4184. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on the Fund’s website at www.virtusetfs.com.

The Fund’s premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-4184, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.virtusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-4184 or by accessing the SEC’s website at www.sec.gov.

TAX INFORMATION

For the fiscal year ended July 31, 2019, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in yearend tax statements.

QDI	DRD
100%	100%

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(09/19)

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Other than certain non-substantive changes, there have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. Pursuant to Item 13(a)(1), a copy of registrant’s amended code of ethics has been filed with the Commission. During the period covered by this report, the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $183,800 for 2019 and $146,600 for 2018.

(b)	Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0.00 for 2019 and $0.00 for 2018.

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered  by the principal accountant to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company that are reasonably related to the performance of the audit of the registrant’s financial statements were $36,500 for 2019 and $188,500 for 2018.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, and tax planning were $148,750 for 2019 and $131,150 for 2018.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company for tax compliance, tax advice, and tax planning were $600,175 for 2019 and $584,975 for 2018.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $15,435 for 2019 and $10,423 for 2018.

The aggregate fees billed in each of the last two fiscal years for products and services rendered by the principal accountant to the registered investment company’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company other than the services reported in paragraphs (a) through (c) of this Item were $103,294 for 2019 and $128,494 for 2018.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) During the fiscal years ended, July 31, 2018 and July 31, 2019, aggregate non-audit fees of $0 and $0, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the registrant’s last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Stephen G. O’Grady, James A. Simpson, Robert S. Tull, Jr. and Myles Edwards.
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is incorporated by reference to registrant’s Form N-CSR, filed January 8, 2018 (https://www.sec.gov/Archives/edgar/data/1559109/000089109218000125/e76565ex99code-eth.htm).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	10/3/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(principal executive officer)

Date	10/3/2019

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(principal financial officer)

Date	10/3/2019

* Print the name and title of each signing officer under his or her signature.